GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
Disclosure of detailed information about general and administrative expense [Table Text Block]
	Year ended
	December 31,	December 31,
	2024	2023
Compensation and benefits	$2,807	$2,469
Corporate administration	1,306	1,126
Professional fees	901	1,123
Listing and filing fees	203	212
Total general and administrative expenses	$5,217	$4,930